VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
July 31, 2026 (unaudited)

Par
(000's) Value
CORPORATE BONDS: 79.7%
Argentina : 0.3%
Genneia SA 144A
7.75%, 12/02/33 $ 250 $ 256,000
MSU Green Energy 144A
9.75%, 06/16/36 250 244,763
500,763
Australia : 0.4%
China Merchants Bank Co.
Ltd. Reg S
4.31% (SOFR Compound
Index+0.54%), 07/10/27
(a) 200 200,372
Fortescue Treasury Pty Ltd.
144A
6.12%, 04/15/32 475 480,234
680,606
Bermuda : 0.4%
Bacardi Ltd. / Bacardi-
Martini BV 144A
5.25%, 01/15/29 250 251,249
Investment Energy
Resources Ltd. 144A
6.25%, 04/26/29 425 417,521
668,770
Brazil : 0.4%
Klabin Austria GmbH 144A
7.00%, 04/03/49 425 423,831
Rumo Luxembourg Sarl
144A
5.25%, 01/10/28 300 293,159
716,990
British Virgin Islands : 0.5%
Amipeace Ltd. Reg S
1.75%, 11/09/26 500 497,115
Coastal Emerald Ltd. Reg S
4.60%, 04/16/28 400 400,394
897,509
Canada : 0.8%
Brookfield Finance, Inc.
2.72%, 04/15/31 † 304 274,366
3.62%, 02/15/52 225 148,982
Export Development Canada
4.75%, 06/05/34 550 554,662
Liberty Utilities Finance GP
1 144A
2.05%, 09/15/30 350 311,126
Tucson Electric Power Co.
1.50%, 08/01/30 175 153,265
1,442,401
Cayman Islands : 0.2%
Banco do Brasil SA/Cayman
144A
5.62%, 10/23/31 300 294,885
Underline
Chile : 2.2%
AES Andes SA 144A
6.30%, 03/15/29 302 307,832
Par
(000’s) Value
Chile (continued)
8.15% (US Treasury
Yield Curve Rate T 5
Year+3.83%), 06/10/55
(a) $ 325 $ 341,218
Colbun SA 144A
3.15%, 01/19/32 325 291,955
5.38%, 09/11/35 † 275 270,875
Engie Energia Chile SA 144A
6.38%, 04/17/34 315 327,017
Interchile SA 144A
4.50%, 06/30/56 570 468,916
Inversiones CMPC SA 144A
4.38%, 04/04/27 325 323,780
6.12%, 06/23/33 † 300 294,195
6.12%, 02/26/34 † 275 270,309
Sociedad Quimica y Minera
de Chile SA 144A
3.50%, 09/10/51 400 259,014
6.50%, 11/07/33 † 450 471,619
Sociedad Transmisora
Metropolitana SpA 144A
6.38%, 12/15/55 400 398,172
4,024,902
China : 6.3%
Bocom Leasing Management
Hong Kong Co. Ltd. Reg S
4.32% (SOFR Compound
Index+0.68%), 06/26/27
(a) 400 400,548
4.32% (SOFR Compound
Index+0.67%), 03/07/28
(a) 200 200,438
4.39% (SOFR Compound
Index+0.75%), 08/23/27
(a) 200 200,478
4.42% (SOFR Compound
Index+0.77%), 03/07/30
(a) 400 402,434
4.50%, 08/23/27 200 199,620
5.00%, 06/26/27 200 200,405
CCB Shipping and Aviation
Leasing Corp. Ltd. Reg S
4.27% (SOFR Compound
Index+0.62%), 09/17/28
(a) 500 500,971
Chengdu Tianfu New Area
Investment Group Co. Ltd.
Reg S
5.45%, 04/10/27 200 201,548
China Construction Bank
Corp. Reg S
4.03% (SOFR Compound
Index+0.38%), 06/15/31
(a) 300 299,710
4.21% (SOFR Compound
Index+0.55%), 07/16/27
(a) 600 601,081

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
China (continued)
4.29% (SOFR Compound
Index+0.65%), 11/30/26
(a) $ 400 $ 400,565
5.00%, 11/30/26 400 400,820
China Water Affairs Group
Ltd. Reg S
5.88%, 10/22/30 200 191,502
CK Hutchison International
24 Ltd. 144A
5.38%, 04/26/29 † 600 611,653
CMB International Leasing
Management Ltd. Reg S
4.33% (SOFR+0.68%),
06/05/28 (a) 200 200,510
4.41% (SOFR+0.76%),
06/04/27 (a) 400 400,958
4.45% (SOFR+0.80%),
06/05/30 (a) 200 201,358
Dianjian Haiyu Ltd. Reg S
4.30%, 09/10/27 400 398,763
Henan Railway Construction
& Investment Group Co.
Ltd. Reg S
4.80%, 01/10/28 200 200,372
Henan Water Conservancy
Investment Group Co. Ltd.
Reg S
4.30%, 08/20/28 300 298,136
Hongkong Land Finance
Cayman Islands Co. Ltd./
The Reg S
2.25%, 07/15/31 400 355,573
ICBCIL Finance Co. Ltd. Reg S
2.25%, 11/02/26 400 398,047
Icil Aero Treasury Ltd. Reg S
4.29% (SOFR Compound
Index+0.63%), 07/07/28
(a) 300 300,420
Industrial & Commercial
Bank of China Ltd. Reg S
1.62%, 10/28/26 650 646,349
4.12% (SOFR Compound
Index+0.48%), 05/23/27
(a) 600 600,696
5.38%, 10/25/26 200 200,422
Industrial Bank Co. Ltd.
Reg S
4.06% (SOFR Compound
Index+0.41%), 03/12/29
(a) 500 500,437
Lenovo Group Ltd. 144A
6.54%, 07/27/32 350 372,730
Midea Investment
Development Co. Ltd.
Reg S
2.88%, 02/24/27 400 396,194
MTR Corp. CI Ltd. Reg S
2.50%, 11/02/26 400 398,100
MTR Corp. Ltd. Reg S
Par
(000’s) Value
China (continued)
1.62%, 08/19/30 $ 600 $ 537,029
Xiaomi Best Time
International Ltd. Reg S
4.10%, 07/14/51 250 183,124
Yangzhou Economic
and Technological
Development Zone
Development Group Co.
Ltd. Reg S
4.98%, 03/19/28 200 200,373
11,601,364
Colombia : 0.2%
Consorcio Transmantaro SA
144A
4.70%, 04/16/34 370 357,709
Underline
Denmark : 0.3%
Kommunekredit Reg S
5.12%, 11/01/27 600 605,629
Underline
France : 0.3%
Bank of China Ltd. Reg S
4.25% (SOFR Compound
Index+0.58%), 10/29/27
(a) 200 200,601
Electricite de France SA Reg
S
4.81% (SOFR+1.15%),
01/20/30 (a) 400 402,531
603,132
Georgia : 0.3%
Georgia Global Utilities JSC
144A
8.88%, 07/25/29 200 205,437
Georgian Railway JSC 144A
4.00%, 06/17/28 325 312,456
517,893
Germany : 3.1%
Kreditanstalt fuer
Wiederaufbau
0.75%, 09/30/30 1,158 1,001,625
1.00%, 10/01/26 1,725 1,717,137
1.75%, 09/14/29 1,180 1,093,129
4.38%, 02/28/34 1,150 1,134,673
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen 144A
5.88% (US Treasury
Yield Curve Rate T 5
Year+3.98%), 05/23/42
(a) 700 711,165
5,657,729
Hungary : 0.2%
MVM Energetika Zrt Reg S
7.50%, 06/09/28 400 414,847
Underline

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
India : 2.1%
Adani Green Energy UP Ltd.
/ Prayatna Developers Pvt
Ltd. / Parampujya Solar
Energy Pvt Ltd. 144A
6.70%, 03/12/42 $ 247 $ 242,604
Adani Renewable Energy RJ
Ltd. / Kodangal Solar Parks
Pvt Ltd. / Wardha Solar
Maharashtra 144A
4.62%, 10/15/39 162 137,701
Continuum Green Energy
India Pvt / Co.-Issuers
144A
7.50%, 06/26/33 371 378,349
Indian Railway Finance Corp.
Ltd. 144A
3.57%, 01/21/32 † 250 230,667
Indian Railway Finance Corp.
Ltd. Reg S
3.83%, 12/13/27 400 394,438
JSW Hydro Energy Ltd. 144A
4.12%, 05/18/31 339 313,665
Power Finance Corp. Ltd.
Reg S
3.75%, 12/06/27 200 196,861
REC Ltd. 144A
4.75%, 09/27/29 300 296,455
5.62%, 04/11/28 300 302,367
REC Ltd. Reg S
3.88%, 07/07/27 407 403,252
ReNew Pvt Ltd. 144A
5.88%, 03/05/27 175 175,050
Renew Treasury Ifsc Pvt Ltd.
144A
6.50%, 02/02/31 350 346,702
ReNew Wind Energy AP2
/ ReNew Power Pvt Ltd.
other 9 Subsidiaries 144A
4.50%, 07/14/28 300 291,211
SAEL/SPREPL/SSSPL/JGPEPL/
SKREPL/UBEPL 144A
7.80%, 07/31/31 131 132,268
3,841,590
Indonesia : 1.9%
Pertamina Geothermal
Energy PT 144A
5.15%, 04/27/28 205 205,038
Perusahaan Penerbit SBSN
Indonesia III 144A
3.55%, 06/09/51 425 278,041
4.70%, 06/06/32 950 925,994
5.20%, 07/23/35 775 756,109
5.50%, 07/02/54 300 274,251
5.60%, 11/15/33 500 502,745
Sorik Marapi Geothermal
Power PT 144A
7.75%, 08/05/31 187 187,470
Par
(000’s) Value
Indonesia (continued)
Star Energy Geothermal
Darajat II / Star Energy
Geothermal Salak 144A
4.85%, 10/14/38 $ 475 $ 440,664
3,570,312
Ireland : 1.5%
Ardagh Metal Packaging
Finance USA LLC / Ardagh
Metal Packaging Finance
PLC 144A
6.25%, 01/30/31 350 352,633
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 400 402,897
5.44%, 04/03/34 600 598,823
5.78%, 04/03/54 † 450 429,486
Smurfit Westrock Financing
DAC
5.18%, 01/15/36 350 339,827
5.42%, 01/15/35 † 700 696,565
2,820,231
Japan : 2.8%
Hokkaido Electric Power Co.,
Inc. Reg S
4.59%, 09/04/30 250 245,220
Honda Motor Co. Ltd.
2.53%, 03/10/27 585 578,607
2.97%, 03/10/32 425 379,137
Japan Bank for International
Cooperation
1.62%, 01/20/27 325 321,415
4.38%, 10/05/27 310 310,193
Marubeni Corp. Reg S
1.58%, 09/17/26 400 398,659
Mitsui Fudosan Co. Ltd. 144A
2.57%, 01/21/32 150 131,459
Norinchukin Bank 144A
1.28%, 09/22/26 † 300 298,612
2.08%, 09/22/31 † 300 257,433
4.87%, 09/14/27 300 300,365
5.43%, 03/09/28 275 277,904
NTT Finance Corp. 144A
4.37%, 07/27/27 325 324,715
Sumitomo Mitsui Financial
Group, Inc.
2.47%, 01/14/29 325 308,269
Sumitomo Mitsui Trust Bank
Ltd. 144A
2.80%, 03/10/27 300 297,499
5.50%, 03/09/28 † 275 278,929
Toyota Motor Credit Corp.
2.15%, 02/13/30 450 411,529
5,119,945
Luxembourg : 1.1%
Aegea Finance Sarl 144A
7.62%, 01/20/36 † 500 428,248
China Merchants Bank Co.
Ltd. Reg S
1.25%, 09/01/26 200 199,512

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Luxembourg (continued)
FS Luxembourg Sarl 144A
8.12%, 02/11/36 † $ 300 $ 273,532
8.62%, 06/25/33 250 238,500
Nova Securitisation Sarl
144A
5.75%, 02/03/31 † 450 428,855
6.50%, 02/03/36 300 275,031
Sabesp Lux Sarl 144A
5.62%, 08/20/30 275 270,256
2,113,934
Mauritius : 0.9%
Clean Renewable Power
Mauritius Pte Ltd. 144A
4.25%, 03/25/27 147 145,427
Greenko Power II Ltd. 144A
4.30%, 12/13/28 431 412,403
Greenko Wind Projects
Mauritius Ltd. 144A
7.25%, 09/27/28 566 572,220
India Clean Energy Holdings
144A
4.50%, 04/18/27 200 197,378
India Green Power Holdings
144A
4.00%, 02/22/27 240 237,602
1,565,030
Mexico : 0.3%
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 475 392,500
Trust Fibra Uno 144A
7.38%, 02/13/34 200 210,040
602,540
Netherlands : 2.5%
ABN AMRO Bank NV 144A
2.47% (US Treasury
Yield Curve Rate T 1
Year+1.10%), 12/13/29
(a) 550 520,774
ABN AMRO Bank NV Reg S
4.49% (SOFR+0.85%),
05/27/31 (a) 600 600,991
4.52% (SOFR+0.88%),
09/24/29 (a) 200 200,615
Alcoa Nederland Holding BV
144A
7.12%, 03/15/31 475 489,057
EDP Finance BV 144A
6.30%, 10/11/27 279 283,382
ING Bank NV 144A
4.71%, 07/07/31 600 593,147
Nederlandse
Waterschapsbank NV 144A
1.00%, 05/28/30 300 263,849
NXP BV / NXP Funding LLC /
NXP USA, Inc.
2.50%, 05/11/31 600 532,632
3.40%, 05/01/30 550 519,739
5.00%, 01/15/33 600 588,059
Par
(000’s) Value
Netherlands (continued)
$ 4,592,245
Oman : 0.2%
AL Jawaher Assets Co. Spc
144A
4.66%, 10/29/30 $ 450 438,085
Underline
Portugal : 0.3%
EDP Finance BV 144A
1.71%, 01/24/28 500 478,375
Underline
Saudi Arabia : 0.9%
Saudi Electricity Global
Sukuk Co. 5 Reg S
2.41%, 09/17/30 300 268,498
Saudi Electricity Sukuk
Programme Co. Reg S
4.63%, 04/11/33 700 681,113
5.49%, 02/18/35 800 799,099
1,748,710
Singapore : 0.6%
Continuum Energy Aura Pte
Ltd. 144A
9.50%, 02/24/27 275 276,007
Industrial & Commercial
Bank of China Ltd. Reg S
4.26% (SOFR Compound
Index+0.60%), 10/25/26
(a) 600 600,446
Star Energy Geothermal
Wayang Windu Ltd. 144A
6.75%, 04/24/33 181 182,092
1,058,545
South Korea : 6.0%
Export-Import Bank of Korea
2.12%, 01/18/32 550 482,754
3.75%, 01/13/29 750 738,651
4.38%, 07/20/29 600 599,715
5.12%, 01/11/33 625 636,270
Export-Import Bank of Korea
144A
1.75%, 10/19/28 550 519,036
Hyundai Capital Services,
Inc. 144A
2.50%, 01/24/27 150 148,434
Kia Corp. 144A
1.75%, 10/16/26 200 198,832
2.75%, 02/14/27 200 198,153
Korea Electric Power Corp.
144A
4.28% (SOFR+0.62%),
07/21/29 (a) 200 200,100
4.75%, 07/21/31 200 198,616
4.88%, 01/31/27 725 726,625
5.50%, 04/06/28 175 177,633
Korea Electric Power Corp.
Reg S
1.12%, 09/24/26 200 199,070
Korea Hydro & Nuclear
Power Co. Ltd. 144A
5.00%, 07/18/28 350 352,829

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
South Korea (continued)
Korea Ocean Business Corp.
Reg S
4.31% (SOFR+0.65%),
04/27/29 (a) $ 200 $ 200,409
4.62%, 05/09/30 200 199,195
Korea Water Resources
Corp. Reg S
4.38%, 05/21/27 200 199,742
LG Chem Ltd. 144A
2.38%, 07/07/31 325 282,841
3.62%, 04/15/29 275 264,702
LG Energy Solution Ltd. 144A
5.38%, 07/02/27 425 427,472
5.38%, 07/02/29 450 453,050
5.50%, 07/02/34 300 294,187
5.62%, 09/25/26 200 200,419
5.75%, 09/25/28 375 380,451
5.88%, 04/02/35 425 423,200
5.88%, 04/02/36 250 246,447
NAVER Corp. Reg S
4.38%, 04/21/31 300 293,228
POSCO 144A
4.88%, 01/23/27 † 265 265,317
POSCO Holdings, Inc. 144A
5.12%, 05/07/30 250 250,269
5.75%, 05/07/35 175 175,831
Shinhan Bank Co. Ltd. Reg S
4.51% (SOFR+0.85%),
10/22/29 (a) 200 202,360
SK hynix , Inc. 144A
2.38%, 01/19/31 550 493,093
6.50%, 01/17/33 † 425 453,294
11,082,225
Spain : 0.2%
Avangrid , Inc.
3.80%, 06/01/29 425 413,021
Underline
Supranational : 0.8%
Asian Development Bank
2.38%, 08/10/27 278 272,827
3.12%, 09/26/28 419 409,324
New Development Bank
Reg S
4.68%, 11/07/27 800 802,272
1,484,423
Sweden : 0.3%
Swedbank AB 144A
1.54%, 11/16/26 600 595,513
Underline
Turkiye : 0.5%
Aydem Yenilenebilir Enerji
AS 144A
9.88%, 09/30/30 300 296,421
Limak Yenilenebilir Enerji AS
144A
9.62%, 08/12/30 325 320,891
Turk Telekomunikasyon AS
144A
Par
(000’s) Value
Turkiye (continued)
6.95%, 10/07/32 $ 350 $ 344,531
961,843
United Arab Emirates : 6.3%
Abu Dhabi Future Energy Co.
PJSC Masdar Reg S
4.88%, 07/25/29 400 397,120
4.88%, 05/21/30 400 394,446
4.88%, 07/25/33 400 385,538
5.25%, 07/25/34 200 195,974
5.38%, 05/21/35 200 197,651
Abu Dhabi National Energy
Co. PJSC 144A
4.70%, 04/24/33 557 541,815
4.75%, 03/09/37 450 421,984
Adib Sukuk Co. II Ltd. Reg S
5.70%, 11/15/28 400 406,679
Aldar Investment Properties
Sukuk Ltd. Reg S
4.88%, 05/24/33 200 190,491
5.25%, 03/25/35 † 400 383,118
5.50%, 05/16/34 400 391,892
Bank of China Ltd. Reg S
4.19% (SOFR Compound
Index+0.55%), 08/27/27
(a) 200 200,431
4.25% (SOFR Compound
Index+0.60%), 09/18/26
(a) 400 400,146
Binghatti Sukuk 2 Spv Ltd.
Reg S
7.75%, 07/02/29 † 300 259,490
Commercial Bank of Dubai
PSC Reg S
5.32%, 06/14/28 400 400,717
Dhafrah Pv2 Energy Co. LLC
144A
5.79%, 06/30/53 548 530,886
DP World Crescent Ltd. Reg
S
5.50%, 09/13/33 950 927,587
Emirates NBD Bank PJSC
Reg S
4.20%, 01/13/29 200 196,226
4.53%, 01/13/31 400 389,342
5.88%, 10/11/28 500 509,977
First Abu Dhabi Bank PJSC
Reg S
4.38%, 09/10/30 550 534,718
MAF Sukuk Ltd. Reg S
3.93%, 02/28/30 415 392,412
4.64%, 05/14/29 400 390,838
5.00%, 06/01/33 200 194,783
MDGH GMTN RSC Ltd. 144A
5.88%, 05/01/34 400 410,151
National Central Cooling Co.
PJSC Reg S
5.28%, 03/05/30 500 501,343
NBK SPC Ltd. 144A

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United Arab Emirates (continued)
5.50% (SOFR+1.16%),
06/06/30 (a) $ 300 $ 301,850
Omniyat Sukuk 1 Ltd. Reg S
8.38%, 05/06/28 400 385,201
Sobha Sukuk I Holding Ltd.
Reg S
7.12%, 09/11/30 550 503,192
Sweihan PV Power Co. PJSC
144A
3.62%, 01/31/49 368 298,223
11,634,221
United Kingdom : 2.1%
Agricultural Bank of China
Ltd. Reg S
4.23% (SOFR Compound
Index+0.60%), 11/22/26
(a) 200 200,166
Atlantica Sustainable
Infrastructure PLC 144A
4.12%, 06/15/28 200 197,053
Bank of China Ltd. Reg S
4.24% (SOFR Compound
Index+0.59%), 09/14/26
(a) 200 200,030
Brookfield Finance I UK PLC /
Brookfield Finance, Inc.
2.34%, 01/30/32 337 292,127
China Citic Bank Corp. Ltd.
Reg S
4.21% (SOFR Compound
Index+0.55%), 07/09/27
(a) 200 200,290
China Construction Bank
Corp. Reg S
4.15% (SOFR Compound
Index+0.50%), 09/11/28
(a) 600 602,040
4.23% (SOFR Compound
Index+0.58%), 09/11/30
(a) 400 402,919
Niagara Mohawk Power
Corp. 144A
1.96%, 06/27/30 325 291,929
Shanghai Pudong
Development Bank Co.
Ltd. Reg S
4.18% (SOFR Compound
Index+0.53%), 06/10/28
(a) 200 200,410
State Grid Europe
Development 2014 PLC
Reg S
3.25%, 04/07/27 200 198,678
Swire Properties MTN
Financing Ltd. Reg S
3.50%, 01/10/28 400 394,148
Vmed O2 UK Financing I PLC
144A
Par
(000’s) Value
United Kingdom (continued)
4.75%, 07/15/31 $ 825 $ 653,118
3,832,908
United States : 32.3%
AES Corp.
2.45%, 01/15/31 569 503,599
5.45%, 06/01/28 500 504,271
7.60% (US Treasury
Yield Curve Rate T 5
Year+3.20%), 01/15/55
(a) 550 559,588
Agricultural Bank of China
Ltd. Reg S
2.00%, 01/18/27 200 197,946
Alexandria Real Estate
Equities, Inc.
2.00%, 05/18/32 495 413,550
2.95%, 03/15/34 486 404,884
4.75%, 04/15/35 286 266,516
Ameren Missouri
Securitization Funding I
LLC
4.85%, 10/01/39 282 276,180
American Homes 4 Rent LP
5.50%, 02/01/34 350 348,353
Amgen, Inc.
3.00%, 02/22/29 429 411,689
Apple, Inc.
3.00%, 06/20/27 600 594,056
Ardagh Metal Packaging
Finance USA LLC / Ardagh
Metal Packaging Finance
PLC 144A
3.25%, 09/01/28 375 360,705
4.00%, 09/01/29 630 598,560
Arizona Public Service Co.
2.65%, 09/15/50 † 250 144,612
AvalonBay Communities, Inc.
1.90%, 12/01/28 250 235,094
2.05%, 01/15/32 400 346,370
Boston Properties LP
2.45%, 10/01/33 475 386,200
2.55%, 04/01/32 565 487,849
3.40%, 06/21/29 510 489,201
4.50%, 12/01/28 550 546,357
6.50%, 01/15/34 425 444,076
6.75%, 12/01/27 450 461,571
California Buyer Ltd. /
Atlantica Sustainable
Infrastructure PLC 144A
6.38%, 02/15/32 575 567,369
CenterPoint Energy Houston
Electric LLC
5.30%, 04/01/53 200 181,514
Clearway Energy Operating
LLC 144A
3.75%, 02/15/31 525 481,873
3.75%, 01/15/32 225 202,100
4.75%, 03/15/28 450 444,336
5.75%, 01/15/34 350 337,673

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
Comcast Corp.
4.65%, 02/15/33 $ 608 $ 581,584
Constellation Energy
Generation LLC
5.75%, 03/15/54 600 562,493
Dana, Inc.
4.25%, 09/01/30 197 197,501
Dominion Energy, Inc.
2.25%, 08/15/31 470 412,371
DTE Electric Co.
1.90%, 04/01/28 325 311,932
3.25%, 04/01/51 250 162,487
3.65%, 03/01/52 250 173,215
3.95%, 03/01/49 390 290,417
Duke Energy Carolinas LLC
3.95%, 11/15/28 375 369,863
Duke Energy Florida LLC
2.50%, 12/01/29 400 372,554
Duke Energy Progress LLC
3.45%, 03/15/29 375 364,055
5.10%, 03/15/34 300 299,496
Edged Compute LLC 144A
7.50%, 04/30/31 750 711,882
Equinix , Inc.
1.55%, 03/15/28 385 366,358
2.50%, 05/15/31 575 508,877
3.90%, 04/15/32 725 673,678
ERP Operating LP
1.85%, 08/01/31 275 238,758
4.15%, 12/01/28 250 247,370
Fifth Third Bancorp
1.71% (SOFR+0.69%),
11/01/27 (a) 300 297,867
Ford Motor Co.
3.25%, 02/12/32 1,450 1,268,444
6.10%, 08/19/32 1,025 1,038,442
General Motors Co.
5.40%, 10/15/29 600 607,949
5.60%, 10/15/32 † 800 813,134
Hanwha Energy USA
Holdings Corp. 144A
4.38%, 07/02/28 250 248,637
Hanwha Q Cells Americas
Holdings Corp. 144A
4.38%, 05/21/29 200 198,140
5.00%, 07/27/28 250 251,583
HAT Holdings I LLC / HAT
Holdings II LLC 144A
3.75%, 09/15/30 † 225 208,837
Healthpeak OP LLC
1.35%, 02/01/27 225 221,516
2.12%, 12/01/28 299 282,222
Host Hotels & Resorts LP
2.90%, 12/15/31 275 243,295
3.38%, 12/15/29 350 331,946
Hybar LLC 144A
7.38%, 07/01/34 250 251,251
Interstate Power & Light Co.
Par
(000’s) Value
United States (continued)
3.50%, 09/30/49 $ 300 $ 204,791
4.10%, 09/26/28 350 345,867
Interstate Power and Light
Co.
3.60%, 04/01/29 150 145,618
Jabil, Inc.
4.25%, 05/15/27 300 299,162
Johnson Controls
International plc / Tyco
Fire & Security Finance SCA
1.75%, 09/15/30 400 353,284
JPMorgan Chase & Co.
6.07% (SOFR+1.33%),
10/22/27 (a) 1,175 1,179,153
Kaiser Foundation Hospitals
2.81%, 06/01/41 725 520,399
3.15%, 05/01/27 353 349,074
Kilroy Realty LP
2.50%, 11/15/32 250 205,263
2.65%, 11/15/33 275 219,408
4.75%, 12/15/28 250 247,771
Leeward Renewable Energy
Operations LLC 144A
4.25%, 07/01/29 200 189,913
LYB International Finance
III LLC
5.62%, 05/15/33 300 299,459
Massachusetts Institute of
Technology
3.96%, 07/01/38 250 224,874
MidAmerican Energy Co.
2.70%, 08/01/52 300 172,803
3.10%, 05/01/27 200 198,390
3.15%, 04/15/50 350 223,193
3.65%, 04/15/29 462 450,533
3.65%, 08/01/48 425 299,578
3.95%, 08/01/47 275 205,635
4.25%, 07/15/49 550 428,182
5.30%, 02/01/55 350 312,012
5.35%, 01/15/34 225 227,433
5.85%, 09/15/54 575 554,308
Nature Conservancy
3.96%, 03/01/52 † 176 133,308
New York State Electric &
Gas Corp. 144A
2.15%, 10/01/31 218 190,678
5.05%, 08/15/35 175 169,822
5.30%, 08/15/34 300 297,831
5.65%, 08/15/28 200 203,529
5.85%, 08/15/33 225 231,136
NextEra Energy Capital
Holdings, Inc.
1.90%, 06/15/28 881 837,923
Niagara Mohawk Power
Corp. 144A
5.78%, 09/16/52 300 280,509
NiSource, Inc.
5.00%, 06/15/52 225 190,124

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
Northern States Power Co.
2.25%, 04/01/31 $ 275 $ 245,426
2.60%, 06/01/51 400 232,524
2.90%, 03/01/50 355 223,912
3.20%, 04/01/52 250 164,315
4.50%, 06/01/52 250 199,433
5.40%, 03/15/54 425 386,923
NSTAR Electric Co.
3.25%, 05/15/29 225 216,720
Oglethorpe Power Corp.
5.80%, 06/01/54 200 187,446
5.90%, 02/01/55 200 189,388
Oncor Electric Delivery Co.
LLC
4.15%, 06/01/32 252 241,499
Owens Corning
3.95%, 08/15/29 274 267,473
PacifiCorp
2.90%, 06/15/52 575 324,965
5.35%, 12/01/53 630 538,683
5.50%, 05/15/54 708 617,095
Pattern Energy Operations
LP / Pattern Energy
Operations, Inc. 144A
4.50%, 08/15/28 375 367,466
PepsiCo, Inc.
2.88%, 10/15/49 575 360,498
3.90%, 07/18/32 † 775 742,262
PG&E Recovery Funding LLC
5.54%, 07/15/47 500 476,003
Piedmont Operating
Partnership LP
3.15%, 08/15/30 200 182,806
Prologis LP
1.25%, 10/15/30 449 387,882
Public Service Co. of
Colorado
2.70%, 01/15/51 250 143,566
3.20%, 03/01/50 350 225,051
3.70%, 06/15/28 219 216,168
4.10%, 06/15/48 225 172,654
5.75%, 05/15/54 400 376,566
Public Service Co. of
Oklahoma
2.20%, 08/15/31 250 217,660
3.15%, 08/15/51 225 140,479
Public Service Electric and
Gas Co.
3.10%, 03/15/32 300 273,381
4.65%, 03/15/33 305 297,684
5.12%, 03/15/53 250 220,398
RWE Finance US LLC 144A
5.12%, 09/18/35 550 525,636
5.88%, 04/16/34 600 607,415
5.88%, 09/18/55 550 506,718
6.25%, 04/16/54 † 600 583,505
San Diego Gas & Electric Co.
4.95%, 08/15/28 375 377,303
Par
(000’s) Value
United States (continued)
SCE Recovery Funding LLC
2.94%, 11/15/42 $ 200 $ 164,570
4.70%, 06/15/40 236 227,413
5.11%, 12/15/47 225 202,911
Seattle Children's Hospital
2.72%, 10/01/50 200 118,412
SK Battery America, Inc.
Reg S
4.25%, 01/22/29 700 691,535
4.88%, 01/23/27 600 601,412
SLG Office Trust 2021-OVA
144A
2.59%, 07/15/41 800 707,726
Sonoco Products Co.
2.25%, 02/01/27 150 148,431
2.85%, 02/01/32 300 266,986
Southwestern Electric Power
Co.
3.25%, 11/01/51 † 375 235,535
Southwestern Public Service
Co.
3.15%, 05/01/50 350 221,068
3.75%, 06/15/49 175 123,866
5.15%, 06/01/52 100 83,118
Tennessee Valley Authority
1.50%, 09/15/31 300 258,496
UDR, Inc.
1.90%, 03/15/33 225 183,448
Union Electric Co.
2.62%, 03/15/51 325 185,098
Verizon Communications,
Inc.
1.50%, 09/18/30 535 467,285
2.85%, 09/03/41 900 614,283
3.88%, 02/08/29 575 563,459
3.88%, 03/01/52 585 402,453
5.05%, 05/09/33 515 509,450
5.50%, 02/23/54 † 500 442,472
Vornado Realty LP
3.40%, 06/01/31 225 204,792
Welltower OP LLC
2.70%, 02/15/27 300 297,553
3.85%, 06/15/32 325 305,925
Wisconsin Electric Power Co.
4.75%, 09/30/32 † 300 296,756
Wisconsin Power and Light
Co.
1.95%, 09/16/31 200 172,884
3.95%, 09/01/32 284 267,769
4.95%, 04/01/33 100 98,693
5.38%, 03/30/34 175 175,131
Wisconsin Public Service
Corp.
2.85%, 12/01/51 250 148,573
WP Carey, Inc.
2.45%, 02/01/32 200 173,551
WULF Compute LLC 144A
7.75%, 10/15/30 1,875 1,949,741

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
Xylem, Inc./NY
5.45%, 06/01/36 $ 300 $ 300,200
ZF North America Capital,
Inc. 144A
6.75%, 04/23/30 475 471,746
6.88%, 04/14/28 375 381,996
6.88%, 04/23/32 425 417,792
7.12%, 04/14/30 325 327,318
59,541,959
Uzbekistan : 0.2%
JSCB Agrobank 144A
9.25%, 10/02/29 275 297,330
Underline
Total Corporate Bonds
(Cost: $152,037,139) 146,778,114
GOVERNMENT OBLIGATIONS: 18.0%
Chile : 0.9%
Chile Government
International Bond
2.55%, 01/27/32 875 766,062
3.50%, 01/25/50 1,350 925,020
1,691,082
China : 2.6%
Hong Kong Government
International Bond 144A
1.38%, 02/02/31 565 496,528
2.38%, 02/02/51 300 182,466
4.00%, 06/07/28 475 472,829
4.00%, 06/07/33 500 482,158
4.12%, 06/10/30 500 495,827
4.25%, 07/24/27 600 600,145
4.50%, 01/11/28 600 602,140
4.62%, 01/11/33 500 500,138
5.25%, 01/11/53 250 249,156
Hong Kong Government
International Bond Reg S
1.75%, 11/24/31 † 600 526,542
3.62%, 11/12/28 200 197,382
4,805,311
Dominican Republic : 0.3%
Dominican Republic
International Bond 144A
6.60%, 06/01/36 475 484,025
Underline
Finland : 0.3%
Kuntarahoitus Oyj 144A
3.62%, 10/09/29 575 561,460
Underline
Israel : 0.7%
Israel Government
International Bond
4.50%, 01/17/33 1,225 1,169,730
Underline
Japan : 0.3%
Japan Bank for International
Cooperation
3.88%, 01/23/31 300 291,894
4.88%, 10/18/28 310 312,884
604,778
Par
(000’s) Value
Pakistan : 0.2%
Pakistan Water & Power
Development Authority
Reg S
7.50%, 06/04/31 $ 400 $ 387,301
Underline
Qatar : 0.8%
Qatar Government
International Bond 144A
4.62%, 05/29/29 600 598,412
4.75%, 05/29/34 900 891,530
1,489,942
Saudi Arabia : 2.6%
Gaci First Investment Co.
Reg S
4.75%, 02/14/30 1,000 984,394
4.88%, 02/14/35 1,100 1,046,662
5.00%, 10/13/27 800 801,080
5.12%, 02/14/53 889 728,241
5.25%, 10/13/32 1,050 1,039,234
5.38%, 10/13/22 300 236,896
4,836,507
South Korea : 0.2%
Korea Electric Power Corp.
144A
4.00%, 06/14/27 175 174,363
Korea Hydro & Nuclear
Power Co. Ltd. Reg S
4.46% (SOFR+0.79%),
07/30/30 (a) 250 251,579
425,942
Supranational : 5.0%
European Investment Bank
0.75%, 09/23/30 † 825 713,025
1.62%, 10/09/29 730 671,998
1.62%, 05/13/31 900 792,775
2.38%, 05/24/27 875 862,365
3.75%, 02/14/33 2,825 2,699,387
4.38%, 10/10/31 2,275 2,267,415
The Arab Energy Fund 144A
1.48%, 10/06/26 450 448,211
5.43%, 05/02/29 450 456,596
The Arab Energy Fund Reg S
3.87%, 01/20/31 200 192,001
9,103,773
Turkiye : 1.0%
Istanbul Metropolitan
Municipality 144A
10.50%, 12/06/28 350 375,721
Turkiye Government
International Bond
9.12%, 07/13/30 1,400 1,521,366
1,897,087
United States : 3.1%
Fannie Mae-Aces
1.42%, 03/25/31 1,145 994,336
1.44%, 10/25/29 300 272,504
1.52%, 11/25/30 400 351,224
2.44%, 10/25/29 337 316,177
2.52%, 08/25/29 327 308,700

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
2.89%, 02/25/27 $ 146 $ 145,101
2.90%, 01/25/28 315 309,585
2.94%, 06/25/29 5 4,693
2.97%, 09/25/27 193 190,387
3.07%, 02/25/30 220 210,276
3.13%, 03/25/28 183 179,769
3.17%, 03/25/28 301 295,127
3.22%, 11/25/27 11 10,582
3.30%, 06/25/28 264 258,698
3.56%, 09/25/28 396 388,714
3.89%, 09/25/30 213 205,966
Freddie Mac Multifamily
Structured Pass Through
Certificates
1.30%, 06/25/30 30 26,493
1.49%, 11/25/30 400 351,180
2.00%, 01/25/31 300 268,071
3.12%, 08/25/32 200 183,568
SLG Office Trust 2026-OMA
144A
4.97%, 04/15/41 450 445,400
5,716,551
Total Government Obligations
(Cost: $34,429,922) 33,173,489
MUNICIPAL BONDS: 0.2%
United States : 0.2%
(Cost: $483,132)
Commonwealth of
Massachusetts (GO)
3.28%, 06/01/46 150 114,798
District of Columbia Water &
Sewer Authority (RB)
4.81%, 10/01/14 200 157,375
Maryland Economic
Development Corp. (RB)
5.94%, 05/31/57 200 196,269
Underline
Total Municipal Bonds
(Cost: $483,132) 468,442
Number
of Shares
PREFERRED SECURITIES : 0.1%
(Cost: $173,320)
Canada : 0.1%
Brookfield Finance, Inc.
4.62%, 10/16/80 7,000 105,630
Par
(000's)
ASSET-BACKED SECURITIES: 0.8%
United States : 0.8%
(Cost: $1,568,668)
Compass Datacenters Issuer
III LLC 144A
5.66%, 02/25/50 300 300,128
5.84%, 02/25/50 150 150,163
Par
(000’s) Value
United States (continued)
CyrusOne Data Centers
Issuer I LLC 144A
5.56%, 11/20/48 $ 150 $ 148,857
GoodLeap Sustainable
Home Solutions Trust
2022-3 144A
4.95%, 07/20/49 139 125,444
Retained Vantage Data
Centers Issuer LLC 144A
4.99%, 09/15/49 250 243,633
Trinity Rail Leasing 2021 LLC
144A
2.26%, 07/19/51 119 112,355
Triumph Rail Holdings LLC
144A
2.15%, 06/19/51 289 282,280
Vantage Data Centers Issuer
LLC 144A
5.24%, 11/15/55 200 193,785
Underline
Total Asset-Backed Securities
(Cost: $1,568,668) 1,556,645
Total Investments Before Collateral for
Securities Loaned: 98.8%
(Cost: $188,692,181) 182,082,320
Number
of Shares
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
1.8%
Money Market Fund: 1.8%
(Cost: $3,336,917)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3.65%(b) 3,336,917 3,336,917
Total Investments: 100.6%
(Cost: $192,029,098) 185,419,237
Liabilities in excess of other assets: (0.6)% (1,196,238)
NET ASSETS: 100.0% $ 184,222,999

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Definitions:
GO General Obligation
RB Revenue Bond
SOFR Secured Overnight Financing Rate
(a) Variable rate security — the rate shown is as of July 31, 2026
(b) The rate shown is the 7-day yield as of July 31, 2026.
† Security fully or partially on loan. Total market value of securities on loan is $8,022,933.
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registering with the Securities and Exchange Commission. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $61,899,679, or 33.6% of net assets.
The summary of inputs used to value the Fund's investments as of July 31, 2026 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Corporate Bonds
 *
$ — $ 146,778,114 $ — $ 146,778,114
Government Obligations
 *
— 33,173,489 — 33,173,489
Municipal Bonds
 *
— 468,442 — 468,442
Preferred Securities
 *
105,630 — — 105,630
Asset-Backed Securities
 *
— 1,556,645 — 1,556,645
Money Market Fund 3,336,917 — — 3,336,917
Total Investments $ 3,442,547 $ 181,976,690 $ — $ 185,419,237
*
See Schedule of Investments for geographic regions.